Basis of Presentation, Recently Adopted Accounting Standards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Recently Adopted Accounting Standards [Abstract]
Allowance for credit losses on securities available for sale	$ 0
Allowance for credit losses on securities held to maturity	0
Assets [Abstract]
Allowance for credit losses on loan	46,032	$ 44,267
Liabilities and Shareholders' Equity [Abstract]
Undivided Profits	393,831	349,056
Pre-CECL Adoption [Member]
Assets [Abstract]
Allowance for credit losses on loan		44,267
Allowance for credit losses on securities		0
Liabilities and Shareholders' Equity [Abstract]
Tax Effect, net (included in other assets)		0
Total		44,285
Undivided Profits		349,056
Unfunded Loan Commitment [Member]
Assets [Abstract]
Allowance for credit losses on loan	2,912	18
Unfunded Loan Commitment [Member] | Pre-CECL Adoption [Member]
Liabilities and Shareholders' Equity [Abstract]
Other liabilities (ACL unfunded loan commitments)		18
ASU 2016-13 [Member]
Assets [Abstract]
Allowance for credit losses on loan	46,620	46,620
Allowance for credit losses on securities		0
Liabilities and Shareholders' Equity [Abstract]
Tax Effect, net (included in other assets)		0
Total		48,973
Undivided Profits		345,586
ASU 2016-13 [Member] | Impact of Adoption [Member]
Assets [Abstract]
Allowance for credit losses on loan	$ 2,353	2,353
ASU 2016-13 [Member] | Unfunded Loan Commitment [Member]
Assets [Abstract]
Allowance for credit losses on loan		2,353
Liabilities and Shareholders' Equity [Abstract]
Other liabilities (ACL unfunded loan commitments)		2,353
ASU 2016-13 [Member] | Unfunded Loan Commitment [Member] | Impact of Adoption [Member]
Assets [Abstract]
Allowance for credit losses on loan		2,335
ASU 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Recently Adopted Accounting Standards [Abstract]
Allowance for credit losses on securities available for sale		0
Allowance for credit losses on securities held to maturity		0
ASU 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Impact of Adoption [Member]
Assets [Abstract]
Allowance for credit losses on loan		2,353
Allowance for credit losses on securities		0
Liabilities and Shareholders' Equity [Abstract]
Tax Effect, net (included in other assets)		(1,218)
Total		3,470
Undivided Profits		(3,470)
ASU 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Unfunded Loan Commitment [Member] | Impact of Adoption [Member]
Liabilities and Shareholders' Equity [Abstract]
Other liabilities (ACL unfunded loan commitments)		$ 2,335